Restatement - Unaudited Consolidated Statements of Cashflows (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net (loss) income		$ (158,983)	$ 52,602
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization		39,149	35,815
Amortization of deferred tax benefits on intra-group transfers		(1,715)	(1,744)
Amortization of deferred charges and guarantees	[1]	12,439	(2,427)
Gain on disposals to Golar Partners		0	(103,540)
Equity in net loss (earnings) of affiliates		5,563	(40,171)
Dividend income from available-for-sale securities and cost investments recognized in operating income			0
Dividends received		26,689	25,678
Drydocking expenditure		0	(10,405)
Compensation cost related to stock options		2,784	3,500
Loss on disposal of available-for-sale securities			0
Loss on sale of vessel		0	5,824
Impairment of vessel held-for-sale		0	1,032
Net foreign exchange loss		821	1,601
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable		(2,493)	(3,611)
Inventories		2,648	(421)
Prepaid expenses, accrued income and other assets		19,903	(26,463)
Amounts due from/to related companies		12,093	(3,545)
Trade accounts payable		(57,051)	627
Accrued expenses and deferred income		11,390	11,735
Other liabilities		18,443	(22,267)
Net cash used in operating activities		(59,204)	(76,180)
INVESTING ACTIVITIES
Additions to vessels and equipment		(13,259)	(727)
Additions to newbuildings		(19,220)	(392,423)
Additions to assets under development		(74,282)	(64,499)
Repayment of short-term loan granted to third party		0	400
Repayment of short-term loan granted to Golar Partners		0	20,000
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)		107,247	126,872
Proceeds from disposal of investment in available-for-sale securities		0	207,428
Restricted cash and short-term receivables		(5,430)	39,064
Net cash used in investing activities		(5,944)	(83,885)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)		305,817	557,065
Repayments of short-term and long-term debt (including related parties)		(164,357)	(121,716)
Financing costs paid		(4,429)	(10,997)
Cash dividends paid		(45,061)	(80,892)
Proceeds from exercise of share options		0	23
Net cash provided by financing activities		24,633	343,483
Net (decrease) increase in cash and cash equivalents		(40,515)	183,418
Cash and cash equivalents at beginning of period		105,235	191,410
Cash and cash equivalents at end of period		64,720	374,828
LNG Abuja
INVESTING ACTIVITIES
Acquisition of LNG Abuja		$ 0	(20,000)
Previously Reported
OPERATING ACTIVITIES
Net (loss) income			24,390
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization			35,815
Amortization of deferred tax benefits on intra-group transfers			(1,744)
Amortization of deferred charges and guarantees	[1]		(2,427)
Gain on disposals to Golar Partners			(103,790)
Equity in net loss (earnings) of affiliates			(7,225)
Dividend income from available-for-sale securities and cost investments recognized in operating income			(7,495)
Dividends received			25,678
Drydocking expenditure			(10,405)
Compensation cost related to stock options			3,500
Loss on disposal of available-for-sale securities			3,011
Loss on sale of vessel			5,824
Impairment of vessel held-for-sale			1,032
Net foreign exchange loss			1,601
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable			(3,611)
Inventories			(421)
Prepaid expenses, accrued income and other assets			(26,463)
Amounts due from/to related companies			(3,545)
Trade accounts payable			627
Accrued expenses and deferred income			11,735
Other liabilities			(22,267)
Net cash used in operating activities			(76,180)
INVESTING ACTIVITIES
Additions to vessels and equipment			(727)
Additions to newbuildings			(392,423)
Additions to assets under development			(64,499)
Repayment of short-term loan granted to third party			400
Repayment of short-term loan granted to Golar Partners			20,000
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)			126,872
Proceeds from disposal of investment in available-for-sale securities			207,428
Restricted cash and short-term receivables			39,064
Net cash used in investing activities			(83,885)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)			557,065
Repayments of short-term and long-term debt (including related parties)			(121,716)
Financing costs paid			(10,997)
Cash dividends paid			(80,892)
Proceeds from exercise of share options			23
Net cash provided by financing activities			343,483
Net (decrease) increase in cash and cash equivalents			183,418
Cash and cash equivalents at beginning of period			191,410
Cash and cash equivalents at end of period			374,828
Previously Reported | LNG Abuja
INVESTING ACTIVITIES
Acquisition of LNG Abuja			(20,000)
Adjustment
OPERATING ACTIVITIES
Net (loss) income			28,212
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization			0
Amortization of deferred tax benefits on intra-group transfers			0
Amortization of deferred charges and guarantees	[1]		0
Gain on disposals to Golar Partners			250
Equity in net loss (earnings) of affiliates			(32,946)
Dividend income from available-for-sale securities and cost investments recognized in operating income			7,495
Dividends received			0
Drydocking expenditure			0
Compensation cost related to stock options			0
Loss on disposal of available-for-sale securities			(3,011)
Loss on sale of vessel			0
Impairment of vessel held-for-sale			0
Net foreign exchange loss			0
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable			0
Inventories			0
Prepaid expenses, accrued income and other assets			0
Amounts due from/to related companies			0
Trade accounts payable			0
Accrued expenses and deferred income			0
Other liabilities			0
Net cash used in operating activities			0
INVESTING ACTIVITIES
Additions to vessels and equipment			0
Additions to newbuildings			0
Additions to assets under development			0
Repayment of short-term loan granted to third party			0
Repayment of short-term loan granted to Golar Partners			0
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)			0
Proceeds from disposal of investment in available-for-sale securities			0
Restricted cash and short-term receivables			0
Net cash used in investing activities			0
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)			0
Repayments of short-term and long-term debt (including related parties)			0
Financing costs paid			0
Cash dividends paid			0
Proceeds from exercise of share options			0
Net cash provided by financing activities			0
Net (decrease) increase in cash and cash equivalents			0
Cash and cash equivalents at beginning of period			0
Cash and cash equivalents at end of period			0
Adjustment | LNG Abuja
INVESTING ACTIVITIES
Acquisition of LNG Abuja			$ 0

[1]	This includes the amortization in relation to the Golar Grand charter-back guarantee obligation. Refer to note 16(c) for additional details.